Note 19 - Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of components of inventories [text block]
	2020	2019	January 1, 2019

Consumable stores	15,632	10,716	9,210
Gold in progress	1,166	376	217
	16,798	11,092	9,427